Note 3 - Summary of Significant Accounting Policies: Mine Properties (Policies)	3 Months Ended
Mar. 31, 2013
Policies
Mine Properties

Mine Properties

The Company accounts for mine properties in accordance with Accounting Standard Codification 930, Extractive Activities-Mining. Costs of acquiring mine properties are capitalized by project area upon purchase of the associated claims. Mine properties are periodically assessed for impairment of value and any diminution in value. There were nine mineral properties as of March 31, 2013 presented as intangible assets of $13,138.